SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

CLASS D, I AND P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Class D, I and P Shares dated May 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Franklin Advisory Services, LLC” are changed to “Franklin Mutual Advisers, LLC.”

Disclosure Changes to the Fund Summaries section

Inflation Managed Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Mihir P. Worah, Chief Investment Officer of Real Return and Asset Allocation, Managing Director and Portfolio Manager	Since 2008
Stephen Rodosky, Managing Director and Portfolio Manager	Since 2019

Inflation Strategy Portfolio – In the Management subsection, information regarding Ronald E. Desautels is deleted.

Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.

In addition, in the Principal Risks subsection, Frontier Markets Risk is deleted.

Developing Growth Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
F. Thomas O’Halloran, J.D., CFA, Partner and Portfolio Manager	Since 2014
Matthew R. DeCicco, CFA, Managing Director and Portfolio Manager	Since 2017
Vernon T. Bice, CMT, Portfolio Manager	Since 2018

Growth Portfolio – In the Management subsection, information regarding Matthew D. Sabel is deleted.

Value Advantage Portfolio – In the Management subsection, information regarding Gloria Fu is deleted.

Diversified Alternatives Portfolio –The following risks are added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Industry Concentration Risk – Concentrating investments in a particular industry or group of industries makes an Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because an Underlying Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, an Underlying Fund may perform poorly during a downturn in that industry or group of industries.

•                 Real Estate Companies Risk – Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose an Underlying Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact an Underlying Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs.

Also, the following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Commodity Risk

•                 Frontier Markets Risk

•                 Inflation-Indexed Debt Securities Risk

•                 Short Sale Risk

Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection of each of these Funds:

•                 Short Exposure Risk

Portfolio Optimization Growth Portfolio – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Floating Rate Loan Risk – Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper an Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. It may take longer than seven days for transactions in loans to settle, which may result in cash proceeds not being immediately available to an Underlying Fund. The Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection the fourth sentence in the second paragraph is removed.

In addition, the following risk is deleted from the Principal Risks subsection:

•                 Frontier Markets Risk

Diversified Alternatives Portfolio – The following risks are added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Industry Concentration Risk

•                 Real Estate Companies Risk

Also, the following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Commodity Risk

•                 Frontier Markets Risk

•                 Inflation-Indexed Debt Securities Risk

•                 Short Sale Risk

Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection for all four Funds:

•                 Short Exposure Risk

Portfolio Optimization Growth Portfolio – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Floating Rate Loan Risk

Disclosure Changes to the About Management section

In the table for Barings LLC, information regarding Ronald E. Desautels is deleted from the subsection for the Inflation Strategy Portfolio.

In the table for J.P. Morgan Investment Management Inc., information regarding Gloria Fu is deleted from the subsection for the Value Advantage Portfolio.

In the table for Lord, Abbett & Co. LLC, the following is added to the subsection for the Developing Growth Portfolio:

Vernon T. Bice, CMT

Portfolio manager of Lord Abbett’s small cap growth strategy since 2018 and growth equity strategy since 2016. Mr. Bice joined Lord Abbett in 2011. He began his investment career in 2001 and has a BS from Ohio State University.

In the table for Massachusetts Financial Services Company, doing business as MFS Investment Management, information regarding Matthew D. Sabel is deleted from the subsection for the Growth Portfolio.

In the table for Pacific Investment Management Company LLC, information regarding Jeremie Banet is deleted and the following is added in the subsection for the Inflation Managed Portfolio:

Stephen Rodosky	Managing director of PIMCO since 2010. He began his investment career in 1995 and has a BA from Villanova University and a master’s degree from Illinois Institute of Technology.

Form No. 15-50030-00

PSFSUP0219

SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS FOR THE

SMALL-CAP GROWTH PORTFOLIO

CLASS P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for the Small-Cap Growth Portfolio Class P Shares dated May 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Rothschild Asset Management Inc.” are changed to “Rothschild & Co Asset Management US Inc.”

Form No. 15-50035-00

PSFSCG0219

SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2018, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

All references to “Franklin Advisory Services, LLC” are changed to “Franklin Mutual Advisers, LLC.”

All references to “Rothschild Asset Management Inc.” and “Rothschild” are changed to “Rothschild & Co Asset Management US Inc.” and “Rothschild & Co AMUS” respectively.

All references and information regarding Ronald E. Desautels are removed.

All references and information regarding Gloria Fu are removed.

All references and information regarding Matthew D. Sabel with respect to the Growth Portfolio are removed.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Emerging Markets Debt Portfolio section, the first sentence is deleted and replaced as follows:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: bank capital securities and obligations; commercial paper; convertible securities; credit-linked trust certificates; delayed funding loans and revolving credit facilities; distressed securities; equity securities, including securities of other investment companies, such as ETFs and other pooled investment vehicles; floating rate bank loans and debt instruments; hybrid instruments; illiquid securities; inflation-indexed bonds; preferred stock; U.S. government securities; warrants; when-issued and delayed delivery transactions; zero-coupon bonds; frontier markets securities; and step-ups and PIK securities.

ORGANIZATION AND MANAGEMENT OF THE TRUST

Effective March 1, 2019, in the Management Information section, in the Independent Trustees table, the following will be added alphabetically:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Andrew J. Iseman Year of birth 1964	Trustee since 3/1/2019	Consultant (3/19 to present) of Pacific Funds Series Trust; Chief Executive Officer (8/10 to 9/18) and Senior Adviser (10/18 to 1/19) of Scout Investments; President (11/10 to 11/17) of Scout Funds; Interested Trustee (4/13 to 11/17) of Scout Funds.	56

Effective March 1, 2019, in the Board of Trustees section, in the Information about Each Trustee’s Qualification, Experience, Attributes or Skills subsection, the following will be added after the fifth paragraph:

Mr. Iseman has significant investment management and executive experience from his former positions as Chief Executive Officer of Scout Investments and President of Scout Funds (a series of mutual funds now known as the Carillon Series Trust). Mr. Iseman also has prior investment company board experience, having previously served as an interested trustee for the Scout Funds.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, the following is added under Lord Abbett’s portion of the table:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Lord Abbett
Vernon T. Bice[1]
Registered Investment Companies	6	$5,067,870,454	None	N/A
Other Pooled Investment Vehicles	1	$29,585,891	None	N/A
Other Accounts	10	$310,743,105	1	$68,626,773

1 Other Accounts Managed information as of December 31, 2018.

Also in the Other Accounts Managed section, information regarding Jeremie Banet is deleted and replaced with the following under PIMCO’s portion of the table:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
PIMCO
Stephen Rodosky[1]
Registered Investment Companies	26	$34,116,306,154	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	3	$442,964,572	None	N/A

1 Other Accounts Managed information as of December 31, 2018.

Form No.    15-50031-00

      PSFSAI0219